SIGNIFICANT ACCOUNTING POLICIES (Schedule of Deferred Revenue Balances by Segments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Significant Accounting Policies [Line Items]
Deferred revenue balances	$ 17,890	¥ 115,886	¥ 116,959
Minimum [Member]
Significant Accounting Policies [Line Items]
Period of recognizing revenue from online programs	1 month
Maximum [Member]
Significant Accounting Policies [Line Items]
Period of recognizing revenue from online programs	3 months
Career Enhancement [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances		38,820	37,360
K12 Schools [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances		54,571	54,757
Tutoring [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances		¥ 22,495	¥ 24,842